Label	Element	Value
MassMutual Small Cap Value Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MassMutual Small Cap Value Equity Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on pages 68 and 69 of the Prospectus):

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Small Cap Value Equity Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,724
MassMutual Small Cap Value Equity Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.76%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.60%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,050
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,429
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,489
MassMutual Small Cap Value Equity Fund | Administrative Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.81%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	826
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,835
MassMutual Small Cap Value Equity Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,613
MassMutual Small Cap Value Equity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	667
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,500
MassMutual Small Cap Value Equity Fund | Class R4
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.55%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	904
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,998
MassMutual Small Cap Value Equity Fund | Class R3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.80%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,264
MassMutual Small Cap Value Equity Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,613

[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[2]	Other Expenses have been restated to reflect current fees.